Schedule of Non-current Assets Per Geographical Segment (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 4,200,291	£ 3,323,015	£ 3,554,977
UNITED KINGDOM
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	232,115	183,635	209,871
HONG KONG
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 3,968,176	£ 3,139,380	£ 3,345,106